Note 17 - Fair Value Measurements (Details) - Assets Measured at Fair Value on a Nonrecurring Basis (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Note 17 - Fair Value Measurements (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Impaired loans	$ 15,956	$ 17,580
REO, net	3,155	6,136
Estimate of Fair Value Measurement [Member]
Note 17 - Fair Value Measurements (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Impaired loans			18,855	25,869
REO, net			10,891	46,695
Fair Value, Inputs, Level 3 [Member]
Note 17 - Fair Value Measurements (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Impaired loans	15,956	17,580	18,855	25,869
REO, net	$ 3,155	$ 6,136	$ 10,891	$ 46,695